Cash flow supplemental information (Tables)	12 Months Ended
Dec. 31, 2022
Cash flow supplemental information [Abstract]
Schedule of cash flow supplemental information
	Year Ended December 31,
	2022	2021	2020
Digital currencies items
Digital currencies mined	$(24,190,060)	$(24,952,344)	$(3,553,362)
Acquisition of digital currencies	(3,932,000)	-	-
Miner lease and hosting	9,768,179	3,469,287	-
Loss on digital currency option calls	1,950,000	-	-
Services paid in digital currencies	739,024	-	-
Loss (gain) on sale of digital currencies	11,574,330	(290,948)	(62,799)
Interest paid in digital currencies	216,329	-	-
Digital currencies traded for cash	16,016,280	-	-
Loss on revaluation of digital currencies	3,386,890	-	-
	$15,528,972	$(21,774,005)	$(3,616,161)
Working capital items
Amounts receivable and prepaid expenses	$574,129	$(1,604,703)	(275,294)
Accounts payable and accrued liabilities	72,325	842,584	761,560
Income tax payable	(550,000)	-	-
Deposit payable	(1,277,500)	1,788,500	-
	$(1,181,046)	$1,026,381	$486,266